LOANS, FINANCING AND DEBENTURES - Breakdown by maturity - non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	R$ 90,934,144	R$ 72,414,445
2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	9,308,382
2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	10,884,087
2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	9,561,626
2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	15,477,992
2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	10,466,814
2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	35,235,243
Bonds | Foreign
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	49,166,804
Bonds | Foreign | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	3,074,751
Bonds | Foreign | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,318,390
Bonds | Foreign | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	3,083,311
Bonds | Foreign | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	10,758,081
Bonds | Foreign | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	6,150,231
Bonds | Foreign | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	21,782,040
Panda Bonds - CNH | Foreign
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	1,016,331
Panda Bonds - CNH | Foreign | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	1,211
Panda Bonds - CNH | Foreign | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	1,017,542
Panda Bonds - CNH | Foreign | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Panda Bonds - CNH | Foreign | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Panda Bonds - CNH | Foreign | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Panda Bonds - CNH | Foreign | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Export credits ("export prepayment") | Foreign
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	16,283,736
Export credits ("export prepayment") | Foreign | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	5,668,270
Export credits ("export prepayment") | Foreign | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,889,574
Export credits ("export prepayment") | Foreign | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	3,832,090
Export credits ("export prepayment") | Foreign | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	1,893,802
Export credits ("export prepayment") | Foreign | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Export credits ("export prepayment") | Foreign | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Assets Financing | Foreign
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	298,252
Assets Financing | Foreign | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	110,452
Assets Financing | Foreign | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	112,204
Assets Financing | Foreign | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	69,012
Assets Financing | Foreign | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	6,584
Assets Financing | Foreign | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Assets Financing | Foreign | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Assets Financing | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	56,956
Assets Financing | Domestic (Brazil) | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	18,741
Assets Financing | Domestic (Brazil) | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	19,114
Assets Financing | Domestic (Brazil) | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	19,034
Assets Financing | Domestic (Brazil) | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	67
Assets Financing | Domestic (Brazil) | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Assets Financing | Domestic (Brazil) | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
ECA - Export Credit Agency | Foreign
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	769,702
ECA - Export Credit Agency | Foreign | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	670
ECA - Export Credit Agency | Foreign | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	845
ECA - Export Credit Agency | Foreign | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	780
ECA - Export Credit Agency | Foreign | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	912
ECA - Export Credit Agency | Foreign | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	847
ECA - Export Credit Agency | Foreign | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	773,756
Export Development Canada (“EDC”) | Foreign
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,455
Export Development Canada (“EDC”) | Foreign | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Export Development Canada (“EDC”) | Foreign | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Export Development Canada (“EDC”) | Foreign | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	1,114
Export Development Canada (“EDC”) | Foreign | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	1,114
Export Development Canada (“EDC”) | Foreign | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	1,114
Export Development Canada (“EDC”) | Foreign | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	1,113
IFC - International Finance Corporation | Foreign
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	5,858,208
IFC - International Finance Corporation | Foreign | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	6,668
IFC - International Finance Corporation | Foreign | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	305,291
IFC - International Finance Corporation | Foreign | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	1,587,751
IFC - International Finance Corporation | Foreign | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	2,613,047
IFC - International Finance Corporation | Foreign | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	1,358,787
IFC - International Finance Corporation | Foreign | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Total in foreign currency | Foreign
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	73,397,488
Total in foreign currency | Foreign | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	8,844,924
Total in foreign currency | Foreign | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	10,642,156
Total in foreign currency | Foreign | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	8,572,498
Total in foreign currency | Foreign | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	15,271,716
Total in foreign currency | Foreign | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	7,509,285
Total in foreign currency | Foreign | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	22,556,909
BNDES – TJLP | Domestic (Brazil) | TJLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	101,587
BNDES – TJLP | Domestic (Brazil) | 2026 | TJLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	90,078
BNDES – TJLP | Domestic (Brazil) | 2027 | TJLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	3,634
BNDES – TJLP | Domestic (Brazil) | 2028 | TJLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	3,634
BNDES – TJLP | Domestic (Brazil) | 2029 | TJLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	3,634
BNDES – TJLP | Domestic (Brazil) | 2030 | TJLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	607
BNDES – TJLP | Domestic (Brazil) | 2031 onwards | TJLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
BNDES – TLP | Domestic (Brazil) | TLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,607,102
BNDES – TLP | Domestic (Brazil) | 2026 | TLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	98,668
BNDES – TLP | Domestic (Brazil) | 2027 | TLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	158,812
BNDES – TLP | Domestic (Brazil) | 2028 | TLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	155,980
BNDES – TLP | Domestic (Brazil) | 2029 | TLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	141,823
BNDES – TLP | Domestic (Brazil) | 2030 | TLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	366,249
BNDES – TLP | Domestic (Brazil) | 2031 onwards | TLP
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	3,685,570
BNDES – SELIC | Domestic (Brazil) | SELIC
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	704,825
BNDES – SELIC | Domestic (Brazil) | 2026 | SELIC
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	254,966
BNDES – SELIC | Domestic (Brazil) | 2027 | SELIC
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	33,888
BNDES – SELIC | Domestic (Brazil) | 2028 | SELIC
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	33,933
BNDES – SELIC | Domestic (Brazil) | 2029 | SELIC
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	33,979
BNDES – SELIC | Domestic (Brazil) | 2030 | SELIC
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	34,024
BNDES – SELIC | Domestic (Brazil) | 2031 onwards | SELIC
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	314,035
BNDES –TR | Domestic (Brazil) | BNDES –TR
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	70,015
BNDES –TR | Domestic (Brazil) | 2026 | BNDES –TR
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,178
BNDES –TR | Domestic (Brazil) | 2027 | BNDES –TR
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,734
BNDES –TR | Domestic (Brazil) | 2028 | BNDES –TR
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,734
BNDES –TR | Domestic (Brazil) | 2029 | BNDES –TR
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,734
BNDES –TR | Domestic (Brazil) | 2030 | BNDES –TR
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,734
BNDES –TR | Domestic (Brazil) | 2031 onwards | BNDES –TR
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	46,901
BNDES –UMBNDES | Domestic (Brazil) | BNDES –UMBNDES
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	157,555
BNDES –UMBNDES | Domestic (Brazil) | 2026 | BNDES –UMBNDES
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,258
BNDES –UMBNDES | Domestic (Brazil) | 2027 | BNDES –UMBNDES
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	8,516
BNDES –UMBNDES | Domestic (Brazil) | 2028 | BNDES –UMBNDES
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	8,516
BNDES –UMBNDES | Domestic (Brazil) | 2029 | BNDES –UMBNDES
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	8,516
BNDES –UMBNDES | Domestic (Brazil) | 2030 | BNDES –UMBNDES
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	8,516
BNDES –UMBNDES | Domestic (Brazil) | 2031 onwards | BNDES –UMBNDES
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	119,233
NCE ("Export Credit Notes") | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	100,000
NCE ("Export Credit Notes") | Domestic (Brazil) | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
NCE ("Export Credit Notes") | Domestic (Brazil) | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Domestic (Brazil) | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Domestic (Brazil) | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Domestic (Brazil) | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	25,000
NCE ("Export Credit Notes") | Domestic (Brazil) | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
NCR ("Rural producer certificate") | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	2,000,000
NCR ("Rural producer certificate") | Domestic (Brazil) | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
NCR ("Rural producer certificate") | Domestic (Brazil) | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
NCR ("Rural producer certificate") | Domestic (Brazil) | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
NCR ("Rural producer certificate") | Domestic (Brazil) | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
NCR ("Rural producer certificate") | Domestic (Brazil) | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	2,000,000
NCR ("Rural producer certificate") | Domestic (Brazil) | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures
Debentures | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	9,738,616
Debentures | Domestic (Brazil) | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	7,431
Debentures | Domestic (Brazil) | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	11,767
Debentures | Domestic (Brazil) | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	738,297
Debentures | Domestic (Brazil) | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	11,477
Debentures | Domestic (Brazil) | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	518,399
Debentures | Domestic (Brazil) | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	8,512,595
Total in local currency | Domestic (Brazil)
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	17,536,656
Total in local currency | Domestic (Brazil) | 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	463,458
Total in local currency | Domestic (Brazil) | 2027
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	241,931
Total in local currency | Domestic (Brazil) | 2028
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	989,128
Total in local currency | Domestic (Brazil) | 2029
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	206,276
Total in local currency | Domestic (Brazil) | 2030
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	2,957,529
Total in local currency | Domestic (Brazil) | 2031 onwards
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	R$ 12,678,334